Employee Benefit Plans	12 Months Ended
Jul. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Employee Benefit Plans
EMPLOYEE BENEFIT PLANS

Share-based Compensation Plans

Our share-based compensation plans include the 2012 Equity Incentive Plan (the “2012 Plan”), the 2005 Stock Plan (the “2005 Plan”), the 2003 Stock Plan (the “2003 Plan”), the 2000 Stock Plan (the “2000 Plan”) (collectively the “Plans”) and the 2012 Employee Stock Purchase Plan. Under these plans, we have granted (or in the case of acquired plans, assumed) stock options, ESPP awards and RSUs.

2012 Equity Incentive Plan
In April 2012, our board of directors approved and we adopted the 2012 Plan. Under the 2012 Plan, we have the ability to issue incentive stock options (“ISOs”), nonstatutory stock options (“NSOs”), restricted stock units, restricted stock awards (“RSAs”), stock appreciation rights (“SARs”), stock bonus awards or performance awards. ISOs may be granted to employees with exercise prices not less than the fair value of the common stock on the grant date as determined by the board of directors, and NSOs may be granted to employees, directors or consultants at exercise prices not less than 85% of the fair value of the common stock on the grant date as determined by the board of directors. If, at the time we grant an option, the optionee directly or by attribution owns stock possessing more than 10% of the total combined voting power of all classes of our stock, the exercise price must be at least 110% of the fair value of the common stock on the grant date as determined by the board of directors. Options, RSUs, RSAs, SARs, stock bonus awards and performance award may be granted with vesting terms as determined by the board of directors and expire no more than ten years after the date of grant or earlier if employment or service is terminated. As of July 31, 2012, 4.6 million shares were available for grant under the 2012 Plan.

2005 Stock Plan

In connection with the acquisition of Netcordia, our board of directors approved and we adopted the 2005 Plan in May 2010. The 2005 Plan was established to assume all the outstanding Netcordia options at the closing of the acquisition.

Stock options granted under the 2005 Plan were either ISOs or NSOs. ISOs were granted to employees with exercise prices not less than the fair value of the common stock on the grant date as determined by the board of directors, and NSOs were granted to employees, directors or consultants at exercise prices as determined by the board of directors. If, at the time we granted an option, the optionee directly or by attribution owned stock possessing more than 10% of the total combined voting power of all classes of our stock, the exercise price was at least 110% of the fair value of the common stock on the grant date as determined by the board of directors. Options were granted with vesting terms as determined by the board of directors. Options expire no more than ten years after the date of grant or earlier if employment or service is terminated. There are currently no shares available for grant under the 2005 Plan and all outstanding options would continue to be governed and remain outstanding in accordance with their existing terms.

2003 Stock Plan

In March 2003, our board of directors approved and we adopted the 2003 Plan. Stock options granted under the 2003 Plan were either ISOs or NSOs. ISOs were granted to employees with exercise prices not less than the fair value of the common stock on the grant date as determined by the board of directors, and NSOs were granted to employees, directors or consultants at exercise prices not less than 85% of the fair value of the common stock on the grant date as determined by the board of directors. If, at the time we grant an option, the optionee directly or by attribution owned stock possessing more than 10% of the total combined voting power of all classes of our stock, the exercise price was at least 110% of the fair value of the common stock on the grant date as determined by the board of directors. Options were granted with vesting terms as determined by the board of directors. Options expire no more than ten years after the date of grant or earlier if employment or service is terminated. As of April 20, 2012, no shares were available for grant under the 2003 Plan and all outstanding options would continue to be governed and remain outstanding in accordance with their existing terms. In addition, any shares subject to outstanding awards under the 2003 Plan that are issuable upon the exercise of options that expire or become unexercisable for any reason without having been exercised in full will be available for future grant and issuance under the 2012 Plan.

2000 Stock Plan

In April 2000, our board of directors approved and we adopted the 2000 Plan. It was subsequently amended on April 4, 2003.

Stock options granted under the 2000 Plan were either ISOs or NSOs. ISOs were granted to employees with exercise prices not less than the fair value of the common stock on the grant date as determined by the board of directors, and NSOs were granted to employees, directors or consultants at exercise prices as determined by the board of directors. If, at the time we grant an option, the optionee directly or by attribution owned stock possessing more than 10% of the total combined voting power of all classes of our stock, the exercise price was at least 110% of the fair value of the common stock on the grant date as determined by the board of directors. Options were granted with vesting terms as determined by the board of directors. Options expire no more than ten years after the date of grant or earlier if employment or service is terminated. As of April 20, 2012, no shares were available for grant under the 2000 Plan and all outstanding options would continue to be governed and remain outstanding in accordance with their existing terms.

Employee Stock Purchase Plan
Concurrent with the effectiveness of our registration statement on Form S-1 on April 19, 2012, the ESPP became effective. The ESPP allows eligible employees to purchase shares of the Company’s common stock at a discount through payroll deductions of up to 15% of their eligible compensation, subject to plan limitations. The ESPP provides for a 24-month offering period comprised of four purchase periods of approximately six months. Employees are able to purchase shares at 85% of the lower of the fair market value of the Company’s common stock (i) at the date of commencement of the offering period or (ii) at the last day of the purchase period. There have been no shares purchased by employees under the ESPP. The first purchase under our ESPP will be in December 2012. As of July 31, 2012, 1.5 million shares were available for future issuance under the ESPP.

The following table summarizes the stock-based compensation expense by line item in the Consolidated Statements of Operations (in thousands):

	Year Ended July 31,
	2010	2011	2012
Cost of revenue	$146	$283	$700
Research and development	580	1,126	2,363
Sales and marketing	1,311	2,546	5,409
General and administrative	651	1,178	2,180
Total stock-based compensation	$2,688	$5,133	$10,652

The following table summarizes the unrecognized stock-based compensation balance, net of estimated forfeitures, by type of awards as of July 31, 2012:

	As of July 31, 2012	Weighted-Average Amortization Period
	(In thousands)	(In years)
Stock options	$22,900	2.84
ESPP	6,934	1.19
Restricted stock units	566	3.92
Total unrecognized stock-based compensation balance	$30,400	2.48

Determination of Fair Value

The estimated grant date fair value of all our equity-based awards was calculated using the BSM option-pricing model, based on the following assumptions:

	Year Ended July 31,
	2010	2011	2012
Employee Stock Options:
Expected term (in years)	6.08	6.08	6.08
Risk-free interest rate	1.98%	1.73%	0.9%
Expected volatility	60%	60%	56%
Dividend rate	—%	—%	—%
Weighted average fair value per share	$3.07	$4.74	$5.75

ESPP:
Expected term (in years)	—	—	0.67 – 2.17
Risk-free interest rate	—%	—%	0.15% – 0.31%
Expected volatility	—%	—%	53% – 58%
Dividend rate	—%	—%	—%
Weighted average fair value per share	$—	$—	$9.40

Pre-IPO Common Stock Valuations
For all option grants prior to our IPO of common stock, the fair value of the common stock underlying the option grants was determined by our board of directors, with the assistance of management, which intended all options granted to be exercisable at a price per share not less than the per share fair value of our common stock underlying those options on the date of grant. Because there was no public market before our IPO for our common stock, our board of directors determined the fair value of the common stock at the time of grant of the option by considering a number of objective and subjective factors, including valuations of comparable companies, sales of our convertible preferred stock to unrelated third parties, operating and financial performance, the lack of liquidity of our capital stock and general and industry specific economic outlook. We did not grant stock options with an exercise price that was less than the fair value of the underlying common stock as determined at the time of grant by our board of directors. The fair value of the underlying common stock was determined by our board of directors until our IPO.

Post-IPO Common Stock Valuations
Following our IPO, we established a policy of using the closing sale price per share of our common stock as quoted on the New York Stock Exchange on the date of grant for purposes of determining the exercise price per share of our options to purchase common stock.
The fair value of each grant of stock options was determined using the BSM option pricing model and assumptions discussed below. Each of the fair value inputs is subjective and generally requires significant judgment to determine.

Expected Term-The expected term represents the period that our stock-based awards are expected to be outstanding. For option grants that are considered to be “plain vanilla,” we determine the expected term using the simplified method as provided by the SEC. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options. For other option grants, we estimate expected term using historical data on employee exercises and post-vesting employment termination behavior taking into account the contractual life of the award. The expected term for the ESPP is based on the term of the purchase period.

Risk-Free Interest Rate-The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero coupon U.S. Treasury notes with maturities approximately equal to the option's expected term.

Expected Volatility-Since we only have a short trading history of our common stock, the expected volatility was derived from the average historical stock volatilities of several unrelated public companies within our industry that we consider to be comparable to our business over a period equivalent to the expected term of the stock option grants.

Dividend Rate-The expected dividend is based on our history and expected dividend payouts. The expected dividend yield is zero as the Company has historically paid no dividends and does not anticipate dividends to be paid in the future.

Forfeiture Rate-We estimate our forfeiture rate based on an analysis of our actual forfeitures and will continue to evaluate the adequacy of the forfeiture rate based on actual forfeiture experience, analysis of employee turnover behavior and other factors. The impact from any forfeiture rate adjustment would be recognized in full in the period of adjustment, and if the actual number of future forfeitures differs from our estimates, we might be required to record adjustments to stock-based compensation in future periods.

Stock Option Activities

The following table summarizes the stock option activity and related information as of and for the three years ended July 31, 2012 under our Plans:

	Options Outstanding
	Number of Shares Underlying Outstanding Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
			(In years)	(In thousands)
Outstanding as of July 31, 2009	5,903,063	$1.67	6.90	$2,689
Options granted	4,559,765	4.33
Options exercised	(712,585)	1.11
Options forfeited/expired	(369,837)	3.22
Outstanding as of July 31, 2010	9,380,406	$2.94	7.50	$32,237
Options granted	2,214,969	8.46
Options exercised	(1,558,600)	0.76
Options forfeited/expired	(469,983)	5.32
Outstanding as of July 31, 2011	9,566,792	$4.46	7.63	$50,224
Options granted	3,274,557	10.84
Options exercised	(629,244)	3.58
Options forfeited/expired	(365,059)	7.89
Outstanding as of July 31, 2012	11,847,046	$6.16	7.30	$176,037
Vested and expected to vest - July 31, 2012	11,237,592	$5.97	7.21	$169,128
Exercisable - July 31, 2012	6,103,203	$3.58	5.94	$106,454

The aggregate intrinsic value represents the difference between the Company's closing stock price on the last trading day of the period and the exercise price multiplied by the number of the related options. The pre-tax intrinsic value of options exercised, representing the difference between the fair market value of the Company's common stock on the date of the exercise and the exercise price of each option, was $2.7 million, $12.6 million and $5.9 million for 2010, 2011 and 2012. Total grant date fair value of options vested during 2010, 2011 and 2012 was $1.6 million, $4.7 million and $6.7 million.

As of July 31, 2011 and 2012, 56,585 and 52,365 shares of common stock issued under the 2003 Plan remained subject to repurchase rights due to the early exercise of stock options. As of July 31, 2011 and 2012, our repurchase price relating to common stock subject to repurchase was $0.2 million and $0.3 million. These amounts were included as part of accounts payable and accrued liabilities and other liabilities on the consolidated balance sheets. The exercise of these options has been included in the option activity table above.

The following table summarizes information about stock options outstanding and exercisable under the Plans as of July 31, 2012:

	Options Outstanding			Options Exercisable
Range of Exercise Price	Number of Shares Underlying Outstanding Options	Weighted-Average Remaining Contractual Life	Weighted-Average Exercise Price per Share	Number of Shares Underlying Exercisable Options	Weighted-Average Exercise Price per Share
		(In Years)
$0.12 – $1.68	1,802,248	3.89	$1.32	1,777,657	$1.33
$1.71 - $2.49	1,494,623	5.60	$2.13	1,348,328	$2.14
$2.94 – $3.36	558,274	5.74	$3.18	558,274	$3.18
$4.53	2,013,560	7.58	$4.53	1,184,741	$4.53
$6.33	1,363,354	7.88	$6.33	677,534	$6.33
$7.08	215,848	8.35	$7.08	83,474	$7.08
$9.12	1,544,705	9.05	$9.12	62,685	$9.12
$9.33 - $9.66	1,219,563	8.57	$9.54	400,677	$9.53
$9.78 - $16.00	1,584,735	9.60	$12.37	9,397	$10.67
$17.48 - $246.60	50,136	9.34	$20.42	436	$246.60
	11,847,046	7.30	$6.16	6,103,203	$3.58

Restricted Stock Units Activities

RSUs generally vest ratably over a period of four years from the date of grant subject to the employee’s continuing service to the Company over that period. Until vested, RSUs do not have the voting and dividend participation rights of common stock and the shares underlying the awards are not considered issued and outstanding. RSUs are converted into shares of the Company’s common stock upon vesting on a one-for-one basis. The cost of the RSUs is determined using the fair value of the Company’s common stock on the date of the grant. Compensation is recognized on a straight-line basis over the requisite service period of each grant adjusted for estimated forfeitures.

As we just started granting RSUs in 2012, there were no RSUs outstanding prior to 2012. During 2012, we granted 35,550 RSUs, which all remained outstanding as of July 31, 2012, with a weighted-average grant date fair value per share of $18.68. There were no RSUs which vested nor forfeited or cancelled during the year ended July 31, 2012.

Shares Available for Grant
The following table presents the stock grant activity and the total number of shares available for grant under the 2012 Plan as of July 31, 2012:

2012 Plan
Available at August 1, 2011	—
Authorized (1)	5,025,101
Options granted	(487,695)
RSUs granted	(35,550)
Options forfeited/expired(2)	138,772
Balance at July 31, 2012	4,640,628

(1)
Shares of common stock reserved for issuance under the 2012 Equity Incentive Plan consist of (a) 5,000,000 shares of common stock reserved for future issuance under the 2012 Plan and (b) 25,101 shares of common stock previously reserved but unissued under the 2003 Plan on the effective date of the 2012 Plan that are now available for issuance under the 2012 Plan. In addition, any shares subject to outstanding awards under the 2003 Plan that are issuable upon the exercise of options that expire or become unexercisable for any reason without having been exercised in full will be available for future grant and issuance under the 2012 Plan.

(2)	Includes canceled or expired options under the 2003 Plan that expired unexercised which become available for grant under the 2012 Plan according to its terms.

Employee 401(k) Plan

We have a qualified contributory savings plan under Section 401(k) of the Internal Revenue Code covering substantially all of our United States employees. Each participant in the plan could elect to contribute up to $16,500 of his or her annual compensation to the plan for each of the calendar years 2010 and 2011 and up to $17,000 in 2012. Individuals who were 50 or older could contribute up to $22,000 of their annual income. Although the plan provides for a discretionary employer matching contribution, to date we have not made such a contribution on behalf of employees.